Equity dividends	12 Months Ended
Mar. 31, 2026
Equity dividends.
Equity dividends

9. Equity dividends
Dividends are one type of shareholder return, historically paid to our shareholders in February and August.

	$		$		$

	2026 €m		2025 € m		2024 € m

Declared during the financial year

Final dividend for the year ended 31 March 2025: 2.25 eurocents per share

(2024: 4.50 eurocents per share, 2023: 4.50 eurocents per share)		558		1,212		1,215

Interim dividend for the year ended 31 March 2026: 2.25 eurocents per share

(2025: 2.25 eurocents per share, 2024: 4.50 eurocents per share)		536		583		1,218

		1,094		1,795		2,433

Proposed after the end of the year and not recognised as a liability

Final dividend for the year ended 31 March 2026: 2.3625 eurocents per share

(2025: 2.25 eurocents per share, 2024: 4.50 eurocents per share)		544		558		1,219